Other Fair Value Information (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term borrowings	$ 221,863	$ 764,715
Long-term debt	9,125,745	8,352,039
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes and loans receivable	835,009	727,492
Short-term borrowings	221,863	759,648
Long-term debt	7,282,147	6,639,794
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes and loans receivable	866,163	744,424
Short-term borrowings	221,863	759,648
Long-term debt	$ 8,004,211	$ 7,495,642